Subsequent events - Additional Information (Detail) (Ashikaga Holdings Co., Ltd. [Member], JPY ¥) In Billions, unless otherwise specified	6 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 20, 2013 Subsequent event [Member]
Subsequent event [Line Items]
Percentage of vote right which Nomura holds	47.00%
Subsequent event, Date		Dec. 20, 2013
Amount of increase in the fair value of the investment		¥ 14